Unaudited Quarterly Results of Operations (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Dec. 29, 2012
Quarterly Data
Loss on debt extinguishment related to financing transactions	$ (31,200)